ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI)
NOTE 16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI)

	Currency translation adjustment	Benefit plans	Cash flow hedges	Total AOCI
Balance as of January 1, 2024	$(1,335)	$674	$26	$(635)
AOCI before reclasses – net of taxes of $(13), $(15), and $—(a)	11	—	(5)	7
Reclasses from AOCI – net of taxes of $—, $(1), and $ —	—	(67)	13	(54)
Less: AOCI attributable to noncontrolling interests	—	2	—	2
Balance as of March 31, 2024	$(1,324)	$604	$34	$(686)
Balance as of January 1, 2023	$(1,445)	$32	$(43)	$(1,456)
Transfer or allocation of benefit plans – net of taxes of $—, $70, and $ —	—	1,702	—	1,702
AOCI before reclasses – net of taxes of $—, $12, and $ —	44	34	12	90
Reclasses from AOCI – net of taxes of $—, $—, and $ —	18	(78)	5	(54)
Less: AOCI attributable to noncontrolling interests	(1)	(2)	—	(3)
Balance as of March 31, 2023	$(1,381)	$1,692	$(26)	$285

(a)	Currency translation adjustment includes $39 million of accumulated other comprehensive income (loss) allocated to GE Vernova in connection with the Spin-Off.
Common Stock.
On April 2, 2024, the
Spin-Off
was completed through the Distribution of all outstanding shares of the Company to GE shareholders who held shares of GE common stock as of the close of business on March 19, 2024, the record date for the Distribution. As a result of the Distribution, GE shareholders received one share of the Company’s common stock for every four shares of GE common stock held. On April 2, 2024, the Company began trading as an independent, publicly traded company under the stock symbol “GEV” on the New York Stock Exchange
.
On April 2, 2024, there were 274,085,523 shares of GE Vernova common stock outstanding.

NOTE 16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Currency translation adjustments	Benefit plans	Cash flow hedges	Total AOCI
Balance as of January 1, 2021	$(1,080)	$(760)	$(73)	$(1,913)
AOCI before reclasses – net of taxes of $(7), $(2) and $-	(110)	655	61	606
Reclasses from AOCI – net of taxes of $-, $(2) and $(1)	—	65	(9)	56
Less: AOCI attributable to noncontrolling interests	2	3	—	5
Balance as of December 31, 2021	$(1,192)	$(43)	$(21)	$(1,256)
AOCI before reclasses – net of taxes of $8, $12 and $(1)	(254)	106	(46)	(194)
Reclasses from AOCI – net of taxes of $-, $4 and $-	—	(28)	24	(4)
Less: AOCI attributable to noncontrolling interests	(1)	3	—	2
Balance as of December 31, 2022	$(1,445)	$32	$(43)	$(1,456)
Transfer or allocation of benefit plans – net of taxes of $-, $70 and $-	—	1,702	—	1,702
AOCI before reclasses – net of taxes of $-, $48 and $(1)	95	(735)	45	(595)
Reclasses from AOCI – net of taxes of $-, $(2) and $-	19	(327)	24	(284)
Less: AOCI attributable to noncontrolling interests	4	(2)	—	2
Balance as of December 31, 2023	$(1,335)	$674	$26	$(635)